EATON SHAREHOLDERS' EQUITY - Narrative (Details)				12 Months Ended
	Feb. 26, 2026 $ / shares	Feb. 27, 2025 USD ($)	Feb. 23, 2022 USD ($)	Dec. 31, 2025 USD ($) employee $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2025 € / shares	Dec. 31, 2025 USD ($) holder $ / shares shares	Dec. 31, 2024 € / shares	Dec. 31, 2024 USD ($) $ / shares shares
Class of Stock [Line Items]
Ordinary shares authorized (shares)								750,000,000		750,000,000
Ordinary share par value (USD per share) | $ / shares								$ 0.01		$ 0.01
Ordinary shares issued (in shares)								387,900,000		392,900,000
Ordinary shares outstanding (in shares)								387,900,000		392,900,000
Deferred ordinary shares authorized (in shares)								40,000		40,000
Deferred ordinary shares, shares issued and outstanding (in shares)								40,000		40,000
Deferred ordinary shares par value (EUR per share) | € / shares							€ 1.00		€ 1.00
Number of holders of record of Eaton ordinary shares | holder								8,691
Number of current and former employees who were shareholders through various Eaton plans | employee				13,766
Ordinary shares purchased (in shares)						0
Deferred compensation plan trust of shares and marketable securities | $								$ 3,000,000		$ 3,000,000
Quarterly dividends declared per share (USD per share) | $ / shares				$ 4.16	$ 3.76	$ 3.44
Subsequent Event
Class of Stock [Line Items]
Quarterly dividends declared per share (USD per share) | $ / shares	$ 1.10
Dividend increase percentage over dividend paid in prior quarter (as a percent)	6.00%
2022 Program
Class of Stock [Line Items]
Share repurchase program, authorized amount | $			$ 5,000,000,000.0
Stock repurchase program, period in force			3 years
2025 Program
Class of Stock [Line Items]
Share repurchase program, authorized amount | $		$ 9,000,000,000.0
Stock repurchase program, period in force		3 years
2025 and 2022 Program
Class of Stock [Line Items]
Ordinary shares purchased (in shares)				5,700,000	7,800,000
Stock repurchased | $				$ 1,900,000,000	$ 2,500,000,000
Preferred A Stock
Class of Stock [Line Items]
Preferred stock issued (in shares)								10,000		10,000
Preferred stock, par value (in USD per share) | $ / shares								$ 1.00		$ 1.00
Preferred stock authorized (in shares)								10,000		10,000
Preferred stock outstanding (in shares)								10,000		10,000
Serial Preferred
Class of Stock [Line Items]
Preferred stock, par value (in USD per share) | $ / shares								$ 0.01		$ 0.01
Preferred stock authorized (in shares)								10,000,000		10,000,000
Preferred stock outstanding (in shares)								0		0